Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
The Provision for (Benefit from) Income Taxes

The provision for (benefit from) income taxes was as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Current
Federal	$4,205	$446	$122
State	1,894	941	278

	6,099	1,387	400

Deferred
Federal	933	4,220	—
State	(444)	(59)	—

	489	4,161	—
Less: Valuation allowance	—	(11,295)	—

	489	(7,134)	—

Provision for (benefit from) income taxes	$6,588	$(5,747)	$400

The Reconciliation of the Statutory Federal Income Tax Rate to the Company's Effective Tax

The reconciliation of the statutory federal income tax rate to the Company’s effective tax is presented below:

	Fiscal Year Ended March 31,
	2012	2011	2010
Tax at federal statutory rate	34.2%	34.0%	34.0%
State income taxes, net of federal benefit	5.8	4.0	4.2
Non-deductible permanent difference	3.7	—	5.1
Effect of tax rate change	(1.0)	—	—
Change in valuation allowance	—	(78.4)	(37.7)
Other	(2.0)	0.5	0.6

Provision for (benefit from) income taxes	40.7%	(39.9)%	6.2%

The Tax Effects of Temporary Differences

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets are presented below (in thousands):

	March 31,
	2012	2011	2010
Deferred tax assets
Net operating loss carryforwards	$3,975	$4,365	$10,476
Share-based compensation expense	1,441	1,121	1,006
Accrued bonus	738	897	—
Other, net	915	1,087	375

	7,069	7,470	11,857
Valuation allowance	(424)	(336)	(11,857)

Net deferred tax assets	$6,645	$7,134	$—

Net Operating Loss Carryforwards for Tax Purposes	The Company had the following net operating loss (“NOL”) carryforwards for tax purposes (in thousands):

	March 31,
	2012	2011	2010
Federal	$9,931	$12,020	$28,311
State	7,686	6,070	12,310